PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$239	$1,020	$459
Addition	2,581	486	968
Amortization and usage	(416)	(1,040)	(747)
Exchange difference	2	(7)	(1)
Impairment charges (Note 6)	(1,386)	—	(244)
Balance at end of year	$1,020	$459	$435